Other Expenses, Net - Summary of Other Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Impairment losses (notes 15.1, 16 and 17.2)		$ (538)	$ (122)	$ (43)
Restructuring costs	[1]	(179)	(10)	(2)
Results from the sale of assets and others	[2]	(67)	131	(160)
Other expenses, net		$ (784)	$ (1)	$ (205)

[1]	In 2025, Cemex incurred restructuring expenses related to the Cutting-Edge program, a corporate initiative to optimize its organizational and operational structure.
[2]	In 2024, includes a gain of $139 related to the sale of Cemex’s 34.8% equity interest in Neoris (note 5.2).